Insurance - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Other Movements In Insurance Liabilities [line items]
Other insurance liabilities	$ 211	$ 212
Ontario [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	53.90%	55.00%
Western Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	31.20%	30.40%
Atlantic Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	8.80%	8.50%
Quebec [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	6.10%	6.00%
Automobile policies [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	66.00%	66.20%
Residential [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	33.50%	33.30%